Finacial Liabilities at Fair Market Value (Tables)	6 Months Ended
Jun. 30, 2025
Finacial Liabilities at Fair Market Value [Abstract]
Schedule of Financial Liability
	June 30, 2025	December 31, 2024

Financial liability (1)	69	69
Non-tradable warrants (2)	817	1,506
Total	886	1,575

Schedule of Warrants Fair Value

The key inputs that were used in the 2023 Private Warrants fair value were:

	As of June 30, 2025	As of December 31, 2024
Stock price	0.85	1.02
Exercise price	1.28	1.28
Risk-free interest rate	3.72%	4%
Expected volatility	76.83%	88.61%
Expected dividend yield	0%	0%
Expected term of warrants	2 years	2.5 years